Taxes - Income tax - Net current tax - Reconciliation - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Adjustments for current tax of prior periods	€ 0	€ 2,246
Orange Concessions
Disclosure of subsidiaries [line items]
Amount of disbursements and income tax expenses on gain arising from losses of sole control	47
FiberCo Poland [Member]
Disclosure of subsidiaries [line items]
Amount of disbursements and income tax expenses on gain arising from losses of sole control	€ 27
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Adjustments for current tax of prior periods		€ 2,246